Basis of Presentation (Schedule Of Net Proceeds And Use Of Proceeds In Connection With The Initial Public Offering) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Jul. 16, 2014	Jul. 01, 2014	Sep. 30, 2014	Jul. 16, 2014
Recent Developments [Line Items]
Gross proceeds		$ 702
Underwriting discounts and commissions		(35)
Offering expenses		(4)
Net Proceeds		663
Principal payment of Old Term Facilities		120
Consulting agreement termination fees		21
8% 2020 Notes [Member]
Recent Developments [Line Items]
Partial redemption	210	234
Interest rate (as a percent)	8.00%		8.00%	8.00%
7% 2020 Notes [Member]
Recent Developments [Line Items]
Partial redemption	$ 263	$ 289
Interest rate (as a percent)	7.00%		7.00%	7.00%